Deferred Income Tax Assets/Liabilities - Summary of Changes in Deferred Income Tax Assets and Liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets Valuation of Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 4,901	$ 3,814
Charge to Income	(3,325)	1,087
Ending balance	1,576	4,901
Deferred Tax Assets Other Financial Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(58)
Charge to Income	1,901	58
Others	(2,179)
Ending balance	(278)
Deferred Tax Assets Loans and Other Financing [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	927,737	1,190,776
Charge to Income	595,664	(263,039)
Ending balance	1,523,401	927,737
Deferred Tax Assets Property, Plant And Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(223,241)	(230,188)
Charge to Income	(455,616)	83
Others	(21)	6,864
Ending balance	(678,878)	(223,241)
Deferred Tax Assets Intangible Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(92)
Charge to Income		92
Deferred Tax Assets Tax Loss Carry-forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		1,725
Charge to Income	7,612	(1,725)
Allowance for Impairment	(3,764)
Ending balance	3,848
Deferred Tax Assets Other Non-financial Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	40,131	3,995
Charge to Income	(6,137)	36,136
Ending balance	33,994	40,131
Deferred Tax Assets Non-current Assets Held for Sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge to Income	(3,980)
Allowance for Impairment	1,876
Others	2,104
Deferred Tax Assets Allowance for Impairment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,609	3,292
Charge to Income	20,401	1,301
Allowance for Impairment		16
Ending balance	25,010	4,609
Deferred Tax Assets Other Financial Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	912
Charge to Income	(16,843)	912
Ending balance	(15,931)	912
Deferred Tax Assets Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	17,201	80,260
Charge to Income	92,545	(9,796)
Others	(55,234)	(53,263)
Ending balance	54,512	17,201
Deferred Tax Assets Other Non-financial Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,146	3,504
Charge to Income	12,974	642
Others	558
Ending balance	17,678	4,146
Deferred Tax Assets Quotation Difference [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	5,548	16,022
Charge to Income	1,236	(10,474)
Ending balance	6,784	5,548
Deferred Tax Assets Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(19,374)	(37,790)
Charge to Income	22,895	18,416
Others	(2,262)
Ending balance	1,259	(19,374)
Deferred Tax Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	762,570	1,035,260
Charge to Income	269,327	(226,307)
Allowance for Impairment	(1,888)	16
Others	(57,034)	(46,399)
Ending balance	972,975	762,570
Deferred Tax Liabilities Valuation of Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	16,718	(38,276)
Charge to Income	(143,241)	54,994
Ending balance	(126,523)	16,718
Deferred Tax Liabilities Other Financial Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(37,930)	(30,062)
Charge to Income	(13,364)	(7,503)
Others	2,179	(365)
Ending balance	(49,115)	(37,930)
Deferred Tax Liabilities Loans and Other Financing [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	321,679	387,020
Charge to Income	1,049,720	(65,341)
Ending balance	1,371,399	321,679
Deferred Tax Liabilities Property, Plant and Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,784,001)	(3,415,959)
Charge to Income	(481,544)	632,760
Others	21	(802)
Ending balance	(3,265,524)	(2,784,001)
Deferred Tax Liabilities Intangible Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	258,221	570,959
Charge to Income	(433,524)	(312,738)
Ending balance	(175,303)	258,221
Deferred Tax Liabilities Tax Loss Carry-forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		272,828
Charge to Income		(265,421)
Allowance for Impairment		(7,716)
Others		309
Deferred Tax Liabilities Other Non-financial Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(154,315)	5,018
Charge to Income	(223,424)	(159,333)
Ending balance	(377,739)	(154,315)
Deferred Tax Liabilities Non-current Assets Held for Sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(380,838)
Charge to Income	383,774	(378,067)
Allowance for Impairment		(2,771)
Others	(2,104)
Ending balance	832	(380,838)
Deferred Tax Liabilities Allowance for Impairment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(276,698)
Charge to Income		54,977
Allowance for Impairment		221,721
Deferred Tax Liabilities Subordinated Debt Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(20,331)	(3,173)
Charge to Income	2,734	(17,158)
Ending balance	(17,597)	(20,331)
Deferred Tax Liabilities Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	200,091	632,800
Charge to Income	131,926	(484,267)
Others	55,234	51,558
Ending balance	387,251	200,091
Deferred Tax Liabilities Other Non-financial Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	494,380	50,291
Charge to Income	(89,776)	445,557
Others	(558)	(1,468)
Ending balance	404,046	494,380
Deferred Tax Liabilities Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,214)	1,655
Charge to Income	(55,421)	(2,248)
Others	2,262	(1,621)
Ending balance	(55,373)	(2,214)
Deferred Tax Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,088,540)	(1,843,597)
Charge to Income	127,860	(503,788)
Allowance for Impairment		211,234
Others	57,034	47,611
Ending balance	$ (1,903,646)	$ (2,088,540)